Condensed Statement of Cash Flows - USD ($)		3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Mar. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (69,291)		$ (69,291)	$ (505)
Adjustments to reconcile net loss to net cash used in operating activities
General and administrative expenses paid by related party				32,614
Changes in operating assets and liabilities
Prepaid expenses				(24,062)
Deferred offering costs			$ (5,000)
Payables to related parties			505
Accrued expenses			(505)	44,072	505
Franchise tax payable				16,667
Net cash used in operating activities			(5,000)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(500,000,000)
Net cash used in investing activities				(500,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party				(185,410)
Issuance of Class B common stock to Sponsor	$ 25,000				25,000
Proceeds received from initial public offering, gross				500,000,000
Proceeds received from private placement				11,000,000
Offering costs paid				(10,434,954)
Net cash provided by financing activities	25,000			500,379,636	25,000
Net change in cash	25,000		(5,000)	379,636	25,000
Cash - beginning of the period		20,000	25,000	25,000
Cash - end of the period	$ 25,000	$ 404,636	20,000	404,636	$ 25,000
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued offering costs			$ 106,513
Offering costs included in note payable				184,879
Initial classification of Class A common stock subject to possible redemption				$ 495,335,370